September 2, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	First Funds (the “Trust”) File Nos. 333-72732 and 811-10569 Filing pursuant to Rule 497(j)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information each dated August 28, 2008 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 9 to the Trust’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on August 28, 2008.
Please do not hesitate to contact the undersigned at 617-824-1361 if you have questions or if you require anything further in connection with your review of this filing.
Very truly yours,

/s/ Danio Mastropieri
Danio Mastropieri
Secretary of the Trust
cc: David Stephens, Esq., Stroock & Stroock & Lavan LLP